Label	Element	Value
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $399.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Pacer Swan SOS Flex (October) ETF | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Pacer Swan SOS Flex (October) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Pacer Swan SOS Flex (October) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)
Pacer Swan SOS Flex (October) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%